Fair Value Measurements - (Financial Assets and Liabilities Carried at Fair Value) (Details) - USD ($) $ in Millions	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Assets
Cross-currency swap derivative contracts	$ 5.7
Assets | Quoted Prices in Active Market (Level 1)
Assets
Cross-currency swap derivative contracts	0.0
Assets | Significant Other Observable Inputs (Level 2)
Assets
Cross-currency swap derivative contracts	5.7
Assets | Significant Unobservable Inputs (Level 3)
Assets
Cross-currency swap derivative contracts	0.0
Liability
Liabilities
Interest rate swap derivative contracts	0.7
Deferred compensation plans	6.3	$ 11.1	$ 11.0
Liability | Quoted Prices in Active Market (Level 1)
Liabilities
Interest rate swap derivative contracts	0.0
Deferred compensation plans	0.0	0.0	0.0
Liability | Significant Other Observable Inputs (Level 2)
Liabilities
Interest rate swap derivative contracts	0.7
Deferred compensation plans	6.3	11.1	11.0
Liability | Significant Unobservable Inputs (Level 3)
Liabilities
Interest rate swap derivative contracts	0.0
Deferred compensation plans	$ 0.0	$ 0.0	$ 0.0